Commitment and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitment and Contingencies [Abstract]
Commitment and Contingencies

13. Commitment and Contingencies

The Company is party to various litigation matters arising from time to time in the ordinary course of business.

On November 14, 2023, the Company, Whitney Haring-Smith (the former chief executive officer and a former director of the Company), Daniel Hirsch (the former chief financial officer of the Company), and Anzu SPAC GP I LLC were named as defendants in a complaint filed by Atlas Merchant Capital SPAC Fund I LP (“Atlas”) in the Delaware Court of Chancery. Atlas alleges that it was not allowed to redeem its shares of the Company’s Common Stock and that the defendants acted to prevent Atlas’s attempt to redeem its shares. The defendants assert that Atlas did not comply with the requirements for redeeming shares set forth in the Company’s organizational documents. Atlas asserts damages in the amount of approximately $9,400, pre- and post-judgment interest, costs, and reasonable attorneys’ fees. The Company has standard indemnification obligations to Dr. Haring-Smith and Mr. Hirsch. The Company believes that the lawsuit is meritless and has been defending this matter vigorously. On March 3, 2025, the court partially granted a motion to dismiss which dismissed and reduced some of the counts and allegations in the amended complaint, which narrowed the theories and facts at issue in this litigation. The Company is unable to predict the outcome of this legal proceeding.

As of September 30, 2025 and December 31, 2024, the Company has not recorded accruals for potential losses related to any existing or pending litigation claims as the Company’s management determined that there are no matters where a potential loss is probable and reasonably estimable.

16. Commitment and Contingencies

The Company is party to various litigation matters arising from time to time in the ordinary course of business.

In January 2020, the Company’s controlling stockholder and convertible debt holder, along with current and former directors of the Company were named in a lawsuit brought by minority stockholders (the “Spearman Plaintiffs”). This lawsuit alleges our controlling stockholder of “self-dealing” in order to obtain control of the Company. In February 2020, there was a similar lawsuit referring to and citing the first lawsuit brought up by additional minority stockholders alleging our controlling stockholder and directors of similar wrong-doings. The February 2020 lawsuit was withdrawn in 2021. In June 2023, the Company received an additional complaint from additional stockholders affiliated or associated with the Spearman Plaintiffs, raising claims that were substantially the same as the claims raised in the existing litigation. On August 25, 2023, the Company entered into a binding agreement in principle to settle all claims and counterclaims in the lawsuit. On September 15, 2023, the parties entered into a binding settlement agreement. The settlement agreement included a transfer of all of the plaintiff’s stock holdings in Envoy Medical to an entity affiliated with the majority stockholder of the Company, which was completed on September 28, 2023. The settlement agreement did not require any payment to be made by the Company.

On November 14, 2023, the Company, Whitney Haring-Smith (the former chief executive officer and a former director of the Company), Daniel Hirsch (the former chief financial officer of the Company), and Anzu SPAC GP I LLC were named as defendants in a complaint filed by Atlas Merchant Capital SPAC Fund I LP (“Atlas”) in the Delaware Court of Chancery. Atlas alleges that it was not allowed to redeem its shares of the Company’s Common Stock and that Defendants acted to prevent Atlas’s attempt to redeem its shares. Defendants assert that Atlas did not comply with the requirements for redeeming shares set forth in the Company’s organizational documents. Atlas asserts damages in the amount of approximately $9.4 million, pre- and post-judgment interest, costs, and reasonable attorneys’ fees. The Company has standard indemnification obligations to Dr. Haring-Smith and Mr. Hirsch. The Company believes that the lawsuit is meritless and has been defending this matter vigorously. The Company is unable to predict the outcome of this legal proceeding.

The Company has business liability insurance to cover litigation costs exceeding $50 thousand. As of December 31, 2024 and 2023, the Company has not recorded accruals for potential losses related to any existing or pending litigation claims as the Company’s management determined that there are no matters where a potential loss is probable and reasonably estimable.